17.Suppliers - Forfaiting	12 Months Ended
Dec. 31, 2018
Suppliers Forfeiting [Abstract]
Suppliers - Forfeiting

17.Suppliers - Forfaiting

The Company has operations that allow suppliers to receive their rights in advance. This type of operation does not change the existing commercial conditions between the Company and its suppliers. As of December 31, 2018, the amount recorded under current liabilities from forfaiting operations totaled R$365,696 (R$78,416 as of December 31, 2017).